Offerings - Offering: 1	Jun. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	9.50% Series A Perpetual Preferred Stock, $0.0001 par value per share
Amount Registered | shares	3,500,000
Proposed Maximum Offering Price per Unit	80.00
Maximum Aggregate Offering Price	$ 280,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 38,668.00
Offering Note	The fee payable in connection with the offering relating to this exhibit has been calculated pursuant to Rule 457(r) under the Securities Act and paid in accordance with Rule 456(b) under the Securities Act. The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering of 9.50% Series A Perpetual Preferred Stock. The maximum aggregate offering price of that offering is $280,000,000.